Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2023
Document Effective Date	Sep. 28, 2023
Prospectus Date	Sep. 28, 2023
Calamos Merger Arbitrage Fund | Class I
Prospectus:
Trading Symbol	CMRGX
Calamos Merger Arbitrage Fund | Class C
Prospectus:
Trading Symbol	CMRCX
Calamos Merger Arbitrage Fund | Class A
Prospectus:
Trading Symbol	CMRAX